CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 7,309	$ 8,958
Short-term investments	8,322	9,052
TOTAL CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	15,631	18,010
Marketable securities	4,269	3,665
Trade accounts receivable, less allowances of $352 and $331, respectively	3,941	4,466
Inventories	2,902	3,100
Prepaid expenses and other assets	2,752	3,066
Assets held for sale	3,900	679
TOTAL CURRENT ASSETS	33,395	32,986
EQUITY METHOD INVESTMENTS	12,318	9,947
OTHER INVESTMENTS	3,470	3,678
OTHER ASSETS	4,110	4,352
PROPERTY, PLANT AND EQUIPMENT - net	12,571	14,633
TRADEMARKS WITH INDEFINITE LIVES	5,989	6,533
BOTTLERS' FRANCHISE RIGHTS WITH INDEFINITE LIVES	6,000	6,689
GOODWILL	11,289	12,100
OTHER INTANGIBLE ASSETS	854	1,050
TOTAL ASSETS	89,996	91,968
CURRENT LIABILITIES
Accounts payable and accrued expenses	9,660	9,234
Loans and notes payable	13,129	19,130
Current maturities of long-term debt	2,676	3,550
Accrued income taxes	331	400
Liabilities held for sale	1,133	58
TOTAL CURRENT LIABILITIES	26,929	32,372
LONG-TERM DEBT	28,311	19,010
OTHER LIABILITIES	4,301	4,389
DEFERRED INCOME TAXES	4,691	5,636
THE COCA-COLA COMPANY SHAREOWNERS' EQUITY
Common stock, $0.25 par value; Authorized — 11,200 shares; Issued — 7,040 and 7,040 shares, respectively	1,760	1,760
Capital surplus	14,016	13,154
Reinvested earnings	65,018	63,408
Accumulated other comprehensive income (loss)	(10,174)	(5,777)
Treasury stock, at cost — 2,716 and 2,674 shares, respectively	(45,066)	(42,225)
EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	25,554	30,320
EQUITY ATTRIBUTABLE TO NONCONTROLLING INTERESTS	210	241
TOTAL EQUITY	25,764	30,561
TOTAL LIABILITIES AND EQUITY	$ 89,996	$ 91,968